Schedule of bank loans (Details)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	May 26, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Line of Credit Facility [Line Items]
Interest Rate			5.00%
Total	$ 461,471	$ 624,047			$ 781,702
Bank loans, current portion	216,612	292,924			305,965
Bank loans, non-current portion	$ 244,859	$ 331,123		$ 244,859	475,737
CIMB Bank [Member]
Line of Credit Facility [Line Items]
Drawn and maturity	August 2020 /August 2023
Interest Rate	3.00%	3.00%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company
Total	$ 4,285	$ 5,794			23,005
DBS Bank Ltd [Member]
Line of Credit Facility [Line Items]
Drawn and maturity	June 2020 /June 2025
Interest Rate	3.00%	3.00%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Anthill, major shareholder of the Company
Total	$ 309,145	$ 418,057			518,715
Maybank [Member]
Line of Credit Facility [Line Items]
Drawn and maturity	November 2020/November 2025
Interest Rate	2.75%	2.75%
Collateral/Guarantee	Guaranteed by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company
Total	$ 148,041	$ 200,196			$ 239,982